RULE 497 FILING

On behalf of the Goldman Sachs MarketBeta International Equity ETF, Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Small Cap Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (the “Funds”), each a series of the Goldman Sachs ETF Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on May 15, 2020 (Accession No. 0001193125-20-143009), which is incorporated by reference into this Rule 497 Filing.